Distribution Date:	09/17/21	WFRBS Commercial Mortgage Trust 2013-C11
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard, | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-15		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	CRED iQ
Principal Prepayment Detail	19		bill@cred-iq.com		bill@cred-iq.com
Historical Detail	20		290 King of Prussia Road, | Radnor, PA 19087
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92937EAA2	0.799000%	65,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937EAB0	2.029000%	278,494,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937EAC8	2.695000%	46,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937EAD6	3.037000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92937EAZ7	3.071000%	417,757,000.00	413,356,357.20	0.00	1,057,847.81	0.00	0.00	1,057,847.81	413,356,357.20	48.91%	30.00%
A-SB	92937EAE4	2.630000%	97,254,000.00	28,003,085.27	1,516,691.43	61,373.43	0.00	0.00	1,578,064.86	26,486,393.84	48.91%	30.00%
A-S	92937EAF1	3.311000%	134,656,000.00	134,656,000.00	0.00	371,538.35	0.00	0.00	371,538.35	134,656,000.00	33.27%	20.63%
B	92937EAG9	3.714000%	93,361,000.00	93,361,000.00	0.00	288,952.30	0.00	0.00	288,952.30	93,361,000.00	22.42%	14.13%
C	92937EAH7	4.324950%	59,248,000.00	59,248,000.00	0.00	213,537.20	0.00	0.00	213,537.20	59,248,000.00	15.54%	10.00%
D	92937EAJ3	4.380950%	46,681,000.00	46,681,000.00	0.00	170,422.61	0.00	0.00	170,422.61	46,681,000.00	10.12%	6.75%
E	92937EAL8	4.380950%	32,317,000.00	32,317,000.00	0.00	117,982.63	0.00	0.00	117,982.63	32,317,000.00	6.36%	4.50%
F	92937EAN4	4.380950%	25,136,000.00	25,136,000.00	0.00	91,766.30	0.00	0.00	91,766.30	25,136,000.00	3.44%	2.75%
G	92937EAQ7	4.380950%	39,499,346.00	29,633,066.63	0.00	105,708.06	0.00	0.00	105,708.06	29,633,066.63	0.00%	0.00%
V	92937EAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937EAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,436,326,346.00	862,391,509.10	1,516,691.43	2,479,128.69	0.00	0.00	3,995,820.12	860,874,817.67

Notional Certificates
X-A	92937EAS3	1.275284%	1,140,084,000.00	576,015,442.47	0.00	612,152.79	0.00	0.00	612,152.79	574,498,751.04
X-B	92937EAU8	0.429758%	152,609,000.00	152,609,000.00	0.00	54,654.17	0.00	0.00	54,654.17	152,609,000.00
Notional SubTotal			1,292,693,000.00	728,624,442.47	0.00	666,806.96	0.00	0.00	666,806.96	727,107,751.04

Deal Distribution Total					1,516,691.43	3,145,935.65	0.00	0.00	4,662,627.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937EAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937EAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937EAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92937EAZ7	989.46602259	0.00000000	2.53220846	0.00000000	0.00000000	0.00000000	0.00000000	2.53220846	989.46602259
A-SB	92937EAE4	287.93761974	15.59515732	0.63106330	0.00000000	0.00000000	0.00000000	0.00000000	16.22622062	272.34246242
A-S	92937EAF1	1,000.00000000	0.00000000	2.75916669	0.00000000	0.00000000	0.00000000	0.00000000	2.75916669	1,000.00000000
B	92937EAG9	1,000.00000000	0.00000000	3.09500005	0.00000000	0.00000000	0.00000000	0.00000000	3.09500005	1,000.00000000
C	92937EAH7	1,000.00000000	0.00000000	3.60412503	0.00000000	0.00000000	0.00000000	0.00000000	3.60412503	1,000.00000000
D	92937EAJ3	1,000.00000000	0.00000000	3.65079176	0.00000000	0.00000000	0.00000000	0.00000000	3.65079176	1,000.00000000
E	92937EAL8	1,000.00000000	0.00000000	3.65079153	0.00000000	0.00000000	0.00000000	0.00000000	3.65079153	1,000.00000000
F	92937EAN4	1,000.00000000	0.00000000	3.65079169	0.00000000	0.00000000	0.00000000	0.00000000	3.65079169	1,000.00000000
G	92937EAQ7	750.21663979	0.00000000	2.67619773	0.06268686	28.69794249	0.00000000	0.00000000	2.67619773	750.21663979
V	92937EAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937EAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937EAS3	505.23947575	0.00000000	0.53693657	0.00000000	0.00000000	0.00000000	0.00000000	0.53693657	503.90914269
X-B	92937EAU8	1,000.00000000	0.00000000	0.35813202	0.00000000	0.00000000	0.00000000	0.00000000	0.35813202	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	08/01/21 - 08/30/21	30	0.00	1,057,847.81	0.00	1,057,847.81	0.00	0.00	0.00	1,057,847.81	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	61,373.43	0.00	61,373.43	0.00	0.00	0.00	61,373.43	0.00
A-S	08/01/21 - 08/30/21	30	0.00	371,538.35	0.00	371,538.35	0.00	0.00	0.00	371,538.35	0.00
B	08/01/21 - 08/30/21	30	0.00	288,952.30	0.00	288,952.30	0.00	0.00	0.00	288,952.30	0.00
C	08/01/21 - 08/30/21	30	0.00	213,537.20	0.00	213,537.20	0.00	0.00	0.00	213,537.20	0.00
D	08/01/21 - 08/30/21	30	0.00	170,422.61	0.00	170,422.61	0.00	0.00	0.00	170,422.61	0.00
E	08/01/21 - 08/30/21	30	0.00	117,982.63	0.00	117,982.63	0.00	0.00	0.00	117,982.63	0.00
F	08/01/21 - 08/30/21	30	0.00	91,766.30	0.00	91,766.30	0.00	0.00	0.00	91,766.30	0.00
G	08/01/21 - 08/30/21	30	1,131,073.87	108,184.15	0.00	108,184.15	2,476.09	0.00	0.00	105,708.06	1,133,549.96
X-A	08/01/21 - 08/30/21	30	0.00	612,152.79	0.00	612,152.79	0.00	0.00	0.00	612,152.79	0.00
X-B	08/01/21 - 08/30/21	30	0.00	54,654.17	0.00	54,654.17	0.00	0.00	0.00	54,654.17	0.00
Totals			1,131,073.87	3,148,411.74	0.00	3,148,411.74	2,476.09	0.00	0.00	3,145,935.65	1,133,549.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	4,662,627.08
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,171,480.50	Master Servicing Fee	19,533.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,116.45
Interest Adjustments	0.00	Trustee Fee	259.92
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,158.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,171,480.50	Total Fees	23,068.77

Principal		Expenses/Reimbursements
Scheduled Principal	1,516,691.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,476.09
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,516,691.40	Total Expenses/Reimbursements	2,476.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,145,935.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,516,691.43
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,662,627.08
Total Funds Collected	4,688,171.90	Total Funds Distributed	4,688,171.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	862,391,509.10	862,391,509.10	Beginning Certificate Balance	862,391,509.10
(-) Scheduled Principal Collections	1,516,691.40	1,516,691.40	(-) Principal Distributions	1,516,691.43
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	860,874,817.67	860,874,817.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	862,418,982.99	862,418,982.99	Ending Certificate Balance	860,874,817.67
Ending Actual Collateral Balance	860,901,398.71	860,901,398.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP
2,000,000 or less	4	6,856,845.53	0.80%	16	4.9918	1.842421	1.30 or less	17	246,056,494.82	28.58%	16	4.2896	0.437051
2,000,001 to 3,000,000	11	27,833,874.80	3.23%	16	4.6238	2.746057	1.31 to 1.50	5	168,267,017.36	19.55%	15	4.2647	1.356617
3,000,001 to 4,000,000	3	10,375,165.62	1.21%	16	4.5640	2.390527	1.51 to 1.60	1	6,944,105.32	0.81%	17	4.4200	1.550500
4,000,001 to 5,000,000	3	13,141,569.35	1.53%	16	4.6620	2.179407	1.61 to 1.70	1	8,093,568.35	0.94%	16	4.4800	1.699300
5,000,001 to 6,000,000	6	32,594,738.54	3.79%	16	4.6725	1.389031	1.71 to 1.80	4	13,940,870.64	1.62%	16	4.5489	1.755491
6,000,001 to 7,000,000	1	6,944,105.32	0.81%	17	4.4200	1.550500	1.81 to 1.90	3	75,960,158.54	8.82%	16	4.2975	1.878793
7,000,001 to 8,000,000	4	29,883,824.79	3.47%	16	4.5725	1.690325	1.91 to 2.00	2	13,781,720.42	1.60%	15	4.4639	1.925461
8,000,001 to 9,000,000	3	25,443,907.84	2.96%	16	4.6270	0.816187	2.01 to 2.10	1	12,999,780.49	1.51%	16	4.1600	2.017500
9,000,001 to 14,000,000	7	71,803,857.42	8.34%	16	4.3603	1.097690	2.11 to 2.20	2	9,959,303.92	1.16%	17	4.4937	2.168113
14,000,001 to 19,000,000	1	16,191,663.73	1.88%	15	4.5230	0.731700	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
19,000,001 to 29,000,000	2	44,226,767.74	5.14%	16	4.5660	(0.301789)	2.31 to 2.40	2	8,961,547.22	1.04%	15	4.8050	2.323472
29,000,001 to 49,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.50	2	9,020,868.29	1.05%	16	4.6164	2.427039
49,000,001 to 69,000,000	1	66,000,000.00	7.67%	16	4.2400	1.880300	2.51 to 2.70	2	5,894,901.69	0.68%	17	4.7938	2.603006
69,000,001 to 89,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 to 2.90	1	2,312,890.96	0.27%	15	5.3000	2.818600
89,000,001 to 129,000,000	2	231,958,394.00	26.94%	15	3.8471	2.463452	2.91 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
129,000,001 and greater	1	138,925,706.60	16.14%	15	4.2400	1.348900	3.01 or greater	6	139,987,193.26	16.26%	14	3.8785	4.026155
Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987	Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	138,694,396.39	16.11%	15	4.4554	NAP	Washington	1	10,913,605.56	1.27%	16	4.1900	1.462200
Alabama	5	3,706,341.43	0.43%	16	4.9692	2.341840	Totals	97	860,874,817.67	100.00%	15	4.2705	1.693987
Arizona	1	5,938,655.93	0.69%	15	4.9500	2.323000
									Property Type³
California	9	78,750,262.22	9.15%	16	4.4761	1.135520
Colorado	1	138,925,706.60	16.14%	15	4.2400	1.348900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	16,751,827.99	1.95%	17	4.1671	3.644485		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	12,508,359.15	1.45%	17	4.5303	1.657420	Defeased	29	138,694,396.39	16.11%	15	4.4554	NAP
Illinois	2	7,650,953.59	0.89%	15	4.7826	0.276685	Lodging	10	93,554,642.30	10.87%	16	4.6359	0.202083
Indiana	1	8,790,132.57	1.02%	16	4.5500	0.812500	Mixed Use	1	2,382,755.55	0.28%	17	5.1200	1.891100
Kansas	1	9,276,758.19	1.08%	16	4.6700	(0.605400)	Mobile Home Park	1	2,312,890.96	0.27%	15	5.3000	2.818600
Louisiana	1	3,720,247.66	0.43%	16	4.7600	1.015100	Multi-Family	5	15,645,804.64	1.82%	16	4.6856	2.292695
Maryland	1	8,560,206.92	0.99%	16	4.8450	(0.015000)	Office	4	319,461,503.59	37.11%	16	4.1199	1.248304
Michigan	4	11,259,722.46	1.31%	16	4.6644	2.172755	Retail	39	266,563,184.28	30.96%	15	4.1848	2.573113
Mississippi	1	2,419,639.69	0.28%	15	4.6700	1.966600	Self Storage	8	22,259,639.96	2.59%	16	4.2804	3.575129
Missouri	1	1,602,154.12	0.19%	14	5.0000	0.906300	Totals	97	860,874,817.67	100.00%	15	4.2705	1.693987
New York	1	106,958,394.00	12.42%	16	3.8600	0.684200
North Carolina	8	166,244,695.92	19.31%	14	4.0081	3.257478
Ohio	4	14,498,947.69	1.68%	16	4.8658	1.332910
Oklahoma	1	2,374,127.66	0.28%	16	4.8600	1.730900
Oregon	2	3,378,906.11	0.39%	16	4.9500	1.968430
South Carolina	2	5,199,912.20	0.60%	16	4.1600	2.017500
Tennessee	3	3,761,647.57	0.44%	17	4.4200	1.550500
Texas	4	69,009,474.79	8.02%	16	4.2652	1.889416
Utah	1	2,055,442.11	0.24%	16	4.4600	1.744000
Virginia	3	27,924,299.16	3.24%	16	4.5181	(0.001339)

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	231,958,394.00	26.94%	15	3.8471	2.463452	4 months or greater	49	722,180,421.28	83.89%	15	4.2350	1.703266
	4.001% to 4.250%	10	254,630,483.60	29.58%	15	4.2268	1.636920	Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987
	4.251% or 4.500%	9	60,529,683.06	7.03%	16	4.4286	1.787948
	4.501% or 4.750%	12	115,534,572.09	13.42%	16	4.5762	0.504383
	4.751% or 5.000%	12	50,937,043.38	5.92%	16	4.8804	1.129481
	5.001% or 5.250%	3	6,277,354.19	0.73%	16	5.1214	1.798248
	5.251% or greater	1	2,312,890.96	0.27%	15	5.3000	2.818600
	Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP
	60 months or less	49	722,180,421.28	83.89%	15	4.2350	1.703266	Interest Only	2	191,000,000.00	22.19%	15	3.9756	3.258310
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	13	88,237,555.31	10.25%	16	4.6143	1.042561
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	34	442,942,865.97	51.45%	16	4.2712	1.164338
	Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	138,694,396.39	16.11%	15	4.4554	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	722,180,421.28	83.89%	15	4.2350	1.703266	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	860,874,817.67	100.00%	15	4.2705	1.693987
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.24025%	508,158.53	253,441.10	0.00	N/A	12/01/22	--	139,179,147.70	138,925,706.60	09/01/21
2	424100001	RT	Concord	NC	Actual/360	3.83625%	412,902.78	0.00	0.00	N/A	11/01/22	--	125,000,000.00	125,000,000.00	09/01/21
4	310914187	OF	New York	NY	Actual/360	3.86025%	356,206.03	207,049.37	0.00	N/A	01/01/23	--	107,165,443.40	106,958,394.00	09/01/21
7	310917760	OF	Plano	TX	Actual/360	4.24025%	240,973.33	0.00	0.00	01/01/23	01/01/33	--	66,000,000.00	66,000,000.00	09/01/21
10	310917645	LO	Arlington	VA	Actual/360	4.60025%	90,204.78	48,209.18	0.00	N/A	01/01/23	--	22,772,596.14	22,724,386.96	09/01/21
11	440000182	RT	Encino	CA	Actual/360	4.53025%	84,057.08	46,111.09	0.00	N/A	01/06/23	--	21,548,491.87	21,502,380.78	09/06/21
12	440000174	LO	Asheville	NC	Actual/360	4.52325%	63,270.47	53,171.53	0.00	N/A	12/01/22	--	16,244,835.26	16,191,663.73	09/01/21
13	310917403	SS	Various	TX	Actual/360	4.24025%	66,799.10	29,015.05	0.00	N/A	10/01/22	--	18,295,553.12	18,266,538.07	09/01/21
14	300050014	OF	Columbus	OH	Actual/360	4.29025%	48,170.25	28,938.12	0.00	N/A	01/01/23	--	13,039,543.49	13,010,605.37	09/01/21
15	310917334	RT	Various	Various	Actual/360	4.16025%	46,662.98	26,485.84	0.00	N/A	01/01/23	--	13,026,266.33	12,999,780.49	09/01/21
16	310917379	SS	Various	FL	Actual/360	4.16025%	51,281.56	21,721.25	0.00	N/A	09/01/22	--	14,315,572.25	14,293,851.00	09/01/21
18	440000176	MF	Speedway	IN	Actual/360	4.41025%	44,850.50	25,890.24	0.00	N/A	12/01/22	--	11,810,533.40	11,784,643.16	09/01/21
19	310917250	SS	Los Angeles	CA	Actual/360	4.32025%	43,476.51	25,970.00	0.00	N/A	12/01/22	--	11,687,232.61	11,661,262.61	09/01/21
20	300050020	RT	Manteca	CA	Actual/360	4.42025%	43,340.21	24,924.04	0.00	N/A	12/05/22	--	11,387,004.77	11,362,080.73	09/05/21
21	300050021	RT	Various	Various	Actual/360	4.42025%	26,719.31	76,003.68	0.00	02/01/23	02/01/28	--	7,020,109.00	6,944,105.32	09/01/21
22	310915913	RT	Kennewick	WA	Actual/360	4.19025%	39,465.80	24,641.12	0.00	N/A	01/01/23	--	10,938,246.68	10,913,605.56	09/01/21
23	300050023	RT	Castle Rock	CO	Actual/360	4.58025%	40,226.32	21,659.11	0.00	N/A	01/01/23	--	10,199,659.19	10,178,000.08	09/01/21
25	440000180	LO	Charlotte	NC	Actual/360	4.47025%	35,356.60	30,030.86	0.00	N/A	01/01/23	--	9,185,520.90	9,155,490.04	09/01/21
27	540915949	RT	Various	Various	Actual/360	4.53025%	35,443.32	29,509.71	0.00	N/A	01/01/23	--	9,086,089.16	9,056,579.45	09/01/21
28	416000070	LO	Indianapolis	IN	Actual/360	4.55025%	34,552.20	28,578.00	0.00	N/A	01/01/23	--	8,818,710.57	8,790,132.57	09/01/21
29	416000068	LO	Manhattan	KS	Actual/360	4.67025%	37,383.74	19,468.24	0.00	N/A	01/01/23	--	9,296,226.43	9,276,758.19	09/01/21
30	310915063	OF	Dallas	TX	Actual/360	4.57025%	33,804.14	27,775.30	0.00	N/A	10/01/22	--	8,590,026.56	8,562,251.26	09/01/21
31	300050031	SS	Various	TX	Actual/360	4.54025%	34,891.75	19,069.12	0.00	N/A	01/05/23	--	8,924,989.61	8,905,920.49	09/05/21
32	310916613	RT	Livermore	CA	Actual/360	4.90025%	32,457.17	31,986.16	0.00	N/A	02/01/23	--	7,692,285.82	7,660,299.66	09/01/21
33	440000183	RT	San Diego	CA	Actual/360	4.18025%	32,601.28	17,744.90	0.00	N/A	01/01/23	--	9,057,307.86	9,039,562.96	09/01/21
34	440000184	LO	Baltimore	MD	Actual/360	4.84525%	35,786.82	17,479.45	0.00	N/A	01/01/23	--	8,577,686.37	8,560,206.92	08/01/21
35	310916555	MU	San Francisco	CA	Actual/360	4.50025%	32,520.86	18,147.67	0.00	N/A	12/01/22	--	8,392,481.25	8,374,333.58	09/01/21
36	300050036	RT	Pleasant Hill	CA	Actual/360	4.48025%	31,290.66	17,489.86	0.00	N/A	01/01/23	--	8,111,058.21	8,093,568.35	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	810916174	MF	Walled Lake	MI	Actual/360	4.50025%	27,777.71	23,358.88	0.00	N/A	01/01/23	--	7,168,441.87	7,145,082.99	09/01/21
38	416000072	OF	Lawrenceville	GA	Actual/360	4.54025%	29,686.49	16,129.34	0.00	N/A	02/01/23	--	7,593,532.33	7,577,402.99	09/01/21
39	310914018	RT	Fresno	CA	Actual/360	4.34025%	28,095.29	16,654.78	0.00	N/A	12/01/22	--	7,517,693.93	7,501,039.15	09/01/21
40	300050040	MH	Lakeland	FL	Actual/360	4.48025%	25,154.01	13,061.61	0.00	N/A	01/05/23	--	6,520,335.87	6,507,274.26	09/05/21
41	300050041	LO	Swansboro	NC	Actual/360	4.83025%	22,921.43	17,309.55	0.00	N/A	01/01/23	--	5,511,063.23	5,493,753.68	09/01/21
42	300050042	RT	Phoenix	AZ	Actual/360	4.95025%	25,364.67	11,999.23	0.00	N/A	12/01/22	--	5,950,655.16	5,938,655.93	09/01/21
43	310917626	LO	Peoria	IL	Actual/360	4.63025%	21,072.70	17,227.42	0.00	N/A	11/01/22	--	5,285,425.46	5,268,198.04	09/01/21
45	440000179	LO	Cincinnati	OH	Actual/360	4.82525%	21,585.92	16,327.09	0.00	N/A	01/01/23	--	5,195,340.36	5,179,013.27	09/01/21
46	870917891	SS	Pembroke Pines	FL	Actual/360	4.14025%	19,282.86	12,276.04	0.00	N/A	01/01/23	--	5,408,937.44	5,396,661.40	09/01/21
47	670917928	RT	Indianapolis	IN	Actual/360	4.73025%	20,778.79	16,204.10	0.00	N/A	10/01/22	--	5,101,523.06	5,085,318.96	09/01/21
48	440000191	RT	Indio	CA	Actual/360	4.63425%	21,267.23	11,157.50	0.00	N/A	02/01/23	--	5,329,613.72	5,318,456.22	09/01/21
49	300050049	SS	Chandler	AZ	Actual/360	4.51025%	19,749.61	10,915.45	0.00	N/A	01/05/23	--	5,085,373.83	5,074,458.38	09/05/21
50	440000192	RT	San Diego	CA	Actual/360	4.33325%	17,349.05	8,882.58	0.00	N/A	01/01/23	--	4,649,730.28	4,640,847.70	09/01/21
51	300050051	MF	Columbus	OH	Actual/360	4.74025%	17,939.47	9,050.65	0.00	N/A	02/01/23	--	4,395,132.83	4,386,082.18	09/01/21
52	810916202	MF	Ann Arbor	MI	Actual/360	4.95025%	17,574.09	8,313.76	0.00	N/A	12/01/22	--	4,122,953.23	4,114,639.47	09/01/21
53	410914664	RT	New Orleans	LA	Actual/360	4.76025%	15,280.44	7,698.57	0.00	N/A	01/01/23	--	3,727,946.23	3,720,247.66	09/01/21
54	410912344	SS	Napa	CA	Actual/360	4.40025%	13,791.62	7,991.48	0.00	N/A	12/01/22	--	3,640,018.15	3,632,026.67	09/01/21
57	300050057	RT	St. Helens	OR	Actual/360	4.95025%	7,987.25	3,755.69	0.00	N/A	01/01/23	--	1,873,842.29	1,870,086.60	09/01/21
58	300050058	RT	Sandy	OR	Actual/360	4.95025%	6,444.26	3,030.16	0.00	N/A	01/01/23	--	1,511,849.67	1,508,819.51	09/01/21
59	416000071	LO	Alliance	OH	Actual/360	4.91025%	12,363.43	9,101.80	0.00	N/A	01/01/23	--	2,924,140.70	2,915,038.90	08/01/21
60	410916193	RT	Charlotte	NC	Actual/360	4.52025%	11,791.03	6,492.45	0.00	N/A	01/01/23	--	3,029,383.74	3,022,891.29	09/01/21
61	310917745	SS	Longwood	FL	Actual/360	4.18025%	10,639.27	6,630.64	0.00	N/A	02/01/23	--	2,955,808.14	2,949,177.50	09/01/21
62	310917746	SS	Orlando	FL	Actual/360	4.18025%	10,519.05	6,555.72	0.00	N/A	02/01/23	--	2,922,409.12	2,915,853.40	09/01/21
63	310917747	SS	Lake Mary	FL	Actual/360	4.18025%	10,519.05	6,555.72	0.00	N/A	02/01/23	--	2,922,409.12	2,915,853.40	09/01/21
64	410917243	SS	San Antonio	TX	Actual/360	5.06025%	13,028.50	5,888.81	0.00	N/A	10/01/22	--	2,990,092.62	2,984,203.81	09/01/21
65	860916537	MF	Stone Mountain	GA	Actual/360	4.61025%	11,697.86	6,265.62	0.00	N/A	09/01/22	--	2,946,771.23	2,940,505.61	09/01/21
67	300050067	MH	Baytown	TX	Actual/360	5.16025%	11,967.33	5,251.91	0.00	N/A	12/05/22	--	2,693,322.08	2,688,070.17	09/05/21
68	310917739	SS	Various	FL	Actual/360	4.18025%	9,286.82	5,787.76	0.00	N/A	02/01/23	--	2,580,070.05	2,574,282.29	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
69	300050069	MU	Chicago	IL	Actual/360	5.12025%	10,537.10	7,210.98	0.00	N/A	02/01/23	--	2,389,966.53	2,382,755.55	09/01/21
70	416000069	MH	Galesburg	MI	Actual/360	4.33025%	9,068.31	5,334.09	0.00	N/A	02/01/23	--	2,432,086.94	2,426,752.85	09/01/21
71	410916585	RT	Diberville	MS	Actual/360	4.67025%	9,750.85	5,108.19	0.00	N/A	12/01/22	--	2,424,747.88	2,419,639.69	09/01/21
72	410916551	RT	Bixby	OK	Actual/360	4.86025%	9,955.96	4,836.39	0.00	N/A	01/01/23	--	2,378,964.05	2,374,127.66	09/01/21
73	300050073	MH	Alabaster	AL	Actual/360	5.30025%	10,575.94	4,417.29	0.00	N/A	12/01/22	--	2,317,308.25	2,312,890.96	09/01/21
74	410917424	RT	Saint George	UT	Actual/360	4.46025%	7,919.96	6,749.50	0.00	N/A	01/01/23	--	2,062,191.61	2,055,442.11	09/01/21
75	300050075	RT	Columbus	OH	Actual/360	5.18025%	9,022.46	3,907.41	0.00	N/A	01/05/23	--	2,022,720.75	2,018,813.34	09/05/21
76	300050076	MH	Odessa	TX	Actual/360	4.96025%	8,516.70	4,014.50	0.00	N/A	12/05/22	--	1,994,024.77	1,990,010.27	09/05/21
77	410917238	SS	Arlington	TX	Actual/360	5.06025%	8,189.34	3,701.54	0.00	N/A	01/01/23	--	1,879,486.84	1,875,785.30	09/01/21
78	790915885	RT	Independence	MO	Actual/360	5.00025%	6,912.09	3,233.84	0.00	N/A	11/01/22	--	1,605,387.96	1,602,154.12	09/01/21
80	300050080	MH	Phoenix	AZ	Actual/360	4.70025%	6,140.00	3,143.62	0.00	N/A	02/01/23	--	1,517,089.58	1,513,945.96	09/01/21
81	300050081	SS	Port Angeles	WA	Actual/360	5.40025%	7,027.81	2,798.98	0.00	N/A	02/01/23	--	1,511,356.75	1,508,557.77	09/01/21
82	410917244	SS	Temple	TX	Actual/360	5.06025%	4,094.67	1,850.77	0.00	N/A	10/01/22	--	939,743.50	937,892.73	09/01/21
Totals							3,171,480.50	1,516,691.40	0.00				862,391,509.10	860,874,817.67
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,324,712.61	6,067,691.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,897,351.13	9,302,419.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,823,169.96	2,423,859.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,289,522.26	1,331,449.89	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(275,191.61)	(644,462.86)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(391,408.93)	(21,648.54)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	689,784.09	1,248,800.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,044,775.16	956,914.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,672,637.37	843,708.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,040,932.00	1,488,988.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,571,213.16	310,079.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	600,398.25	645,710.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,050,140.35	281,627.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	401,485.43	712,481.35	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(5,721.15)	(306,690.78)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	629,976.77	487,076.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,493,999.45	46,043.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(9,628.00)	0.00	--	--	--	0.00	0.00	53,118.54	53,118.54	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,063,003.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1,568,622.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,109,644.80	570,044.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	729,123.28	196,933.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	(191,435.27)	634,665.73	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,005,367.00	272,317.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(68,729.06)	(165,623.58)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	649,185.11	642,399.35	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	724,572.00	172,833.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	766,784.73	443,398.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	415,103.76	354,781.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	931,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	536,606.28	135,327.41	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	608,350.34	153,642.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	898,504.27	254,099.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	261,516.70	110,654.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	322,208.13	154,566.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	(59,209.00)	0.00	--	--	11/12/20	450,588.29	0.00	21,414.87	21,414.87	0.00	0.00
60	447,777.31	266,682.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	747,836.02	195,768.09	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	673,429.09	170,890.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	901,854.44	233,409.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	1,190,282.31	316,723.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	416,727.25	212,881.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	821.30	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	383,566.90	95,409.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	309,430.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	516,080.00	128,908.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	309,187.50	77,297.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	145,348.08	98,083.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	329,272.00	176,544.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	184.53	0.00
78	183,619.95	70,227.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	100,673,477.83	31,146,914.26				450,588.29	0.00	74,533.41	74,533.41	1,005.83	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	2,915,038.90	0	0.00	0	0.00	0	0.00	4.270488%	4.236100%	15
08/17/21	1	2,924,140.70	0	0.00	0	0.00	0	0.00	1	2,924,140.70	0	0.00	0	0.00	0	0.00	4.270693%	4.236295%	16
07/16/21	1	2,933,204.18	0	0.00	0	0.00	0	0.00	1	2,933,204.18	0	0.00	0	0.00	0	0.00	4.270897%	4.236488%	17
06/17/21	1	2,942,629.15	0	0.00	0	0.00	0	0.00	1	2,942,629.15	0	0.00	0	0.00	1	1,463,930.82	4.271110%	4.236689%	18
05/17/21	1	2,951,614.79	0	0.00	0	0.00	0	0.00	1	2,951,614.79	0	0.00	0	0.00	0	0.00	4.272475%	4.238060%	19
04/16/21	0	0.00	0	0.00	0	0.00	1	2,960,964.74	0	0.00	0	0.00	0	0.00	1	107,298,309.10	4.272685%	4.238260%	20
03/17/21	0	0.00	0	0.00	0	0.00	1	2,969,873.18	0	0.00	0	0.00	0	0.00	0	0.00	4.285413%	4.252040%	21
02/18/21	0	0.00	0	0.00	1	2,979,958.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285618%	4.252235%	22
01/15/21	1	9,436,353.00	1	2,988,786.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285793%	4.252401%	23
12/17/20	1	9,455,182.02	0	0.00	1	2,997,578.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285966%	4.252566%	24
11/18/20	0	0.00	1	9,475,159.84	1	3,006,740.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286148%	4.252739%	25
10/19/20	0	0.00	1	9,493,833.42	1	3,015,456.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286319%	4.252901%	26
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
34	440000184 08/01/21		0	B	53,118.54	53,118.54	5,796.81	8,577,686.37	05/07/20	2
59	416000071 08/01/21		0	B	21,414.87	21,414.87	88,414.58	2,924,140.44	04/23/20	7			04/01/21
Totals					74,533.41	74,533.41	94,211.39	11,501,826.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		17,234,357	17,234,357	0		0
13 - 24 Months		770,696,356	767,781,317	0		2,915,039
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		72,944,105	72,944,105	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	860,874,818	857,959,779	0	0	0	2,915,039
Aug-21	862,391,509	859,467,368	0	0	0	2,924,141
Jul-21	863,902,492	860,969,288	0	0	0	2,933,204
Jun-21	865,489,072	862,546,443	0	0	0	2,942,629
May-21	868,456,742	865,505,127	0	0	0	2,951,615
Apr-21	870,036,678	867,075,714	0	0	0	2,960,965
Mar-21	979,024,837	976,054,964	0	0	0	2,969,873
Feb-21	980,994,315	978,014,356	0	0	2,979,958	0
Jan-21	982,670,390	970,245,250	9,436,353	2,988,787	0	0
Dec-20	984,340,155	971,887,395	9,455,182	0	2,997,578	0
Nov-20	986,099,585	973,617,685	0	9,475,160	3,006,741	0
Oct-20	987,756,443	975,247,153	0	9,493,833	3,015,456	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
34	440000184	8,560,206.92	8,577,686.37	6,800,000.00	02/23/21	(9,628.00)	(0.01500)	12/31/20	01/01/23	255
59	416000071	2,915,038.90	2,924,140.44	2,710,000.00	02/02/21	(59,209.00)	(0.22980)	12/31/20	01/01/23	195
Totals		11,475,245.82	11,501,826.81	9,510,000.00		(68,837.00)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
34	440000184	LO	MD	05/07/20	2

COVID - The loan transferred to special servicing effective 5/7/2020 for imminent monetary default. The 95 room extended stay hotel was built in 1962 (renovated in 2011) and is located in Baltimore, MD. The property was inspected 5/7/21 and found to be in excellent condition at that time. TTM July 2021 53.2 occupancy, $76.81 ADR and $40.88 RevPAR (compared to $52.11 TTM 2020 and $75.40 TTM 2019). RevPAR Index of 94.1 compares to 91.2 in 2020 and 94.4 in 2019.

The trailing three month RevPAR Index changed year-over-year from 79.4 in 2020 to 81.8 in 2021. PNA signed 5/24/2020. Borrower is no longer interested in a modification. Receiver appointed 1/27/2021. The SpecialServicer continues to pursue foreclosure.

59	416000071	LO	OH	04/23/20	7

COVID - The loan transferred to special servicing effective 4/23/2020 for imminent monetary default. The 70-key lodging property was built in 2000 (renovated in 2012) and is located in Alliance, OH. A 7/30/21 inspection noted that the property was in overall good condition at that time. Pool and spa leak repair was recently completed, and no new leaks were uncovered. TTM July 2021 states 48.8% occupancy, $76.93 ADR, and $37.51 RevPAR (compared to $32.28 TTM 2020 and

$56.93 TTM 2019). RevPAR Index of 127.8 compares to 125.9 in 2020 and 154.1 in 2019. The property is currently ranked 2 out of 5 within the competitive set as it relates to RevPAR. The trailing three-month RevPAR Index is up year-over-

year, from 87.9 in 2020 to 118.3 in 2021. Th e special servicer will continue to monitor property level performance and debt markets to determine when to dispose of the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
28	416000070	9,216,144.86	4.55003%	9,216,144.86 4.55003%		10	06/05/20	07/01/20	07/13/20
Totals		9,216,144.86		9,216,144.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	440000186 10/17/18	9,866,279.67	7,100,000.00	2,404,432.80	2,865,584.80	2,404,432.59	(461,152.21)	10,327,431.93	0.00	286,536.56	10,040,895.37	66.93%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,866,279.67	7,100,000.00	2,404,432.80	2,865,584.80	2,404,432.59	(461,152.21)	10,327,431.93	0.00	286,536.56	10,040,895.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	440000186	01/17/20	0.00	0.00	10,040,895.37	0.00	(294,917.19)	0.00	0.00	0.00	10,327,431.93
		08/16/19	0.00	0.00	10,335,812.56	0.00	1,360.00	0.00	0.00	0.00
		05/17/19	0.00	0.00	10,334,452.56	0.00	(1,019.37)	0.00	0.00	0.00
		12/17/18	0.00	0.00	10,336,491.30	0.00	1,559.37	0.00	0.00	0.00
		11/19/18	0.00	0.00	10,334,931.93	0.00	7,500.00	0.00	0.00	0.00
		10/17/18	0.00	0.00	10,327,431.93	0.00	0.00	10,327,431.93	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	10,040,895.37	0.00	(285,517.19)	10,327,431.93	0.00	0.00	10,327,431.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
34	0.00	0.00	1,846.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	629.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,476.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,476.09

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29